Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Trade accounts payable and trade accruals	$ 44,333	$ 34,319
Employee related accruals	7,689	3,969
Accrued transaction losses	5,636	2,593
Accrued payroll taxes related to exercised stock options	2,921	1,611
Accrued sales tax	1,202	747
Foreign exchange forward contracts	795	1,818
Accounts payable and accrued liabilities	$ 62,576	$ 45,057